Other Payables to TV Stations	12 Months Ended
Dec. 31, 2018
Other Notes Payable [Abstract]
OTHER PAYABLES TO TV STATIONS

NOTE 7 – OTHER PAYABLES TO TV STATIONS

	December 31, 2018	December 31, 2017

Other payable to Kunming TV Station	77,175	77,175
Other payable to China YR TV Station	1,066,065	1,123,151
	$1,143,240	$1,200,326

As of December 31, 2018 and 2017, other payable to Kunming Television Station represents payable of $77,175 to be paid by ANT due to the late payment of capital contribution to Kunming JV.

Other payable to China YR TV Station mainly represents reimbursement of YR TV Station's cost of purchase of TV programs and broadcasting and administrative expenses.